Disclosures on equity - Dividends Discounted from Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Equity [Line Items]
Dividends discounted from equity for the period	[1]	$ 1,530,885	$ 2,211,598	$ 597,861
Parent
Disclosures Of Equity [Line Items]
Interim dividend		542,847	2,204,229	157,774
Final dividend		920,819	0	399,998
Dividend according to policy		60,953	0	27,681
Owners of the Parent		1,524,619	2,204,229	585,453
Non- controlling interests
Disclosures Of Equity [Line Items]
Dividend according to policy		6,266	7,369	6,504
Dividend eventual		0	0	5,904
Non-controlling interests		$ 6,266	$ 7,369	$ 12,408

[1]	See Note 19.7